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                                                                     RULE 497(e)
                                               SECURITIES ACT FILE NO. 033-50208

                            PACIFIC GLOBAL FUND, INC.
                        d/b/a PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED NOVEMBER 20, 2003
                      TO THE PROSPECTUS DATED MAY 1, 2003,
               AS SUPPLEMENTED JULY 1, 2003 AND NOVEMBER 17, 2003

     This Supplement updates certain information contained in the prospectus dated May 1, 2003, as previously supplemented. This Supplement is effective November 20, 2003, the following changes are effective for the Prospectus. YOU SHOULD AFFIX THIS SUPPLEMENT TO YOUR PROSPECTUS AND RETAIN BOTH THE SUPPLEMENT AND PROSPECTUS FOR FUTURE REFERENCE. You may obtain an additional copy of the Prospectus, free of charge, if you write to Pacific Advisors Fund Inc. at 206 North Jackson Street, Suite 301, Glendale, California 91206 or call 1-800-282-6693.

     1. Page 1, under the heading GOVERNMENT SECURITIES, delete the third bullet-point paragraph alongside the heading "Principal Investment Strategies Include:" and insert the following:

     - We tend to invest a higher proportion of the Fund's assets in shorter-term bonds when we believe interest rates will rise and a higher proportion in longer-term bonds when we believe interest rates will fall.

     2. Page 24, delete the first paragraph alongside the heading "How do we make investment decisions?" and insert the following:

How do we      Our overall strategy is to focus on U.S. government securities
make           because they are low risk, of high intrinsic value, and
investment     relatively liquid. The allocation of the Fund's assets to long-,
decisions?     intermediate-, or short-term maturities will depend on our evaluation of market patterns and economic conditions. We tend to invest in a higher proportion of shorter-term bonds when we believe interest rates will rise, and in a higher proportion of longer-term bonds when we believe interest rates will fall.

     3. The Board has determined to terminate Spectrum Asset Management, Inc. as advisor to the Government Securities Fund effective November 20, 2003. The Board has also determined that PGIMC will be solely responsible for the investment activities of the Government Securities Fund. Accordingly, the following changes are being made to the prospectus:
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     a.   Page 35, delete the first bullet point under "Pacific Global
Investment Management Company", and insert the following:

     - are solely responsible for the investment activities of the Growth, Small Cap, Multi-Cap Value, and Government Securities Fund.

     b. Page 35, delete the paragraph that begins "Thomas H. Hanson" and replace it with the following:

     THOMAS H. HANSON. Mr. Hanson is co-portfolio manager of the Income and Equity Fund and the Small Cap Fund. He is also the portfolio manager for the Growth Fund and the Government Securities Fund.

     c. Page 36, delete the two paragraphs starting with "SPECTRUM ASSET MANAGEMENT, INC."

                                       2
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                                                                     RULE 497(e)
                                               SECURITIES ACT FILE NO. 033-50208

                            PACIFIC GLOBAL FUND, INC.
                        d/b/a PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED NOVEMBER 20, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                       DATED MAY 1, 2003, AS SUPPLEMENTED
                       JULY 1, 2003 AND NOVEMBER 17, 2003

     This Supplement updates certain information contained in the Statement of Additional Information dated May 1, 2003, as previously supplement. This Supplement is effective November 20, 2003. YOU SHOULD AFFIX THIS SUPPLEMENT TO YOUR STATEMENT OF ADDITIONAL INFORMATION AND RETAIN BOTH THE SUPPLEMENT AND STATEMENT OF ADDITIONAL INFORMATION PROSPECTUS FOR FUTURE REFERENCE. You may obtain an additional copy of the Prospectus, free of charge, if you write to Pacific Advisors Fund Inc. at 206 North Jackson Street, Suite 301, Glendale, California 91206 or call 1-800-282-6693.

     1. Page S-18: Replace the first two sentences under the heading "INVESTMENT MANAGER, CO-MANAGER, AND ADVISERS," with the following:

Pacific Global Investment Management Company (the "Manager" or "Pacific Global") serves as manager pursuant to separate agreements between the Company on behalf of each Fund and the Manager (the "Agreements"). The Manager and the Company, on behalf of the Balanced Fund have entered into a sub-advisory agreement ("Sub-Advisory Agreements") with a registered investment adviser (the "Adviser"). Bache Capital Management, Inc. ("BCM") serves as Adviser to the Balanced Fund.

     2. Page S-18: Delete the first sentence following the heading "ADVISERS AND CO-MANAGER".

     3. Insert the following sentence at the end of the section headed "Investment Management Agreements for the Government Securities Fund, Balanced Fund, Income and Equity Fund, Small Cap Fund and Growth Fund' Co-Management Agreement for the Income and Equity Fund; Sub-Advisory Agreement for the Balanced Fund; and Sub-advisory Agreement for the Government Securities Fund (approved August 2002)," which begins on page S-30 of the SAI:

Effective November 20, 2003, Spectrum Asset Management, Inc. was terminated as sub-adviser to the Government Securities Fund.